Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Archer Balanced Fund
Shareholder Report [Line Items]
Fund Name	ARCHER BALANCED FUND
Class Name	Archer Balanced Fund
Trading Symbol	ARCHX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Balanced Fund – ARCHX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Balanced Fund	$125	1.20%

*Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	managment’s discussion of fund performance
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Balanced Fund	8.96%	8.74%	7.62%	$20,847
Dow Jones Moderate U.S. Portfolio Index	10.46%	7.85%	8.16%	$21,909
Morningstar Moderate Target Risk Index	10.39%	6.79%	7.44%	$20,505

Net Assets	$ 55,651,096
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 226,693
Investment Company, Portfolio Turnover	17.55%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$55,651,096	98	17.55%	$226,693

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	6.33%
2.	Broadcom, Inc.	5.02%
3.	Meta Platforms, Inc. Class A	5.01%
4.	JPMorgan Chase & Co.	3.55%
5.	MasterCard, Inc. Class A	3.37%
6.	Microsoft Corp.	3.37%
7.	Alphabet, Inc. Class A	3.29%
8.	Quanta Services, Inc.	3.06%
9.	Apple, Inc.	2.59%
10.	Huntington Ingalls Industries, Inc.	2.53%
	Total % of Net Assets	38.12%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2025
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Income Fund
Shareholder Report [Line Items]
Fund Name	ARCHER INCOME FUND
Class Name	Archer Income Fund
Trading Symbol	ARINX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Income Fund - ARINX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Income Fund	$98	0.96%

*Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Income Fund returned 4.62%, outperforming both the Bloomberg Barclays U.S. Aggregate Bond Index (3.14%) and the Bloomberg Barclays Intermediate Credit Index (3.14%). Performance was driven by higher-yielding corporate and credit positions as well as strong income generation in an environment of stable to slightly declining interest rates. The portfolio’s intermediate duration positioning helped mitigate volatility during mid-year rate movements. The Fund continues to focus on income consistency, high-quality credit selection, and prudent duration management as it seeks to deliver competitive risk-adjusted returns.

Overall Market and Outlook

The 2025 fiscal year was marked by resilient equity markets, moderating inflation, and cautious optimism around potential policy easing. Large-cap technology leadership continued to dominate returns, though breadth began to improve mid-year as valuations normalized. Fixed-income markets stabilized, and income opportunities remained attractive. Across the Archer Fund lineup, management continues to emphasize fundamental research, disciplined risk control, and long-term perspective as the foundation for sustainable results.

Past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Income Fund	4.62%	1.92%	2.50%	$12,803
Bloomberg Barclay's Capital U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%	$11,949
Bloomberg Barclay's Intermediate Credit Index	5.57%	1.43%	2.94%	$13,360

Net Assets	$ 30,526,631
Holdings Count | Holdings	128
Advisory Fees Paid, Amount	$ 7,597
Investment Company, Portfolio Turnover	25.61%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$30,526,631	128	25.61%	$7,597

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	22.91%
2.	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	2.43%
3.	State Street Corp., 7.350%, due 6/15/26	1.67%
4.	iShares 10+ Year Investment Grade Corporate Bond ETF	1.64%
5.	AT&T, Inc., 7.125%, due 12/15/31	1.48%
6.	Masco Corp., 7.750%, due 8/01/29	1.44%
7.	Pacific Bell Telephone Co., 7.125%, due 3/15/26	1.33%
8.	Walt Disney Co., 7.700%, due 10/30/25	1.32%
9.	Renasant Corp., 5.500%, to 9/01/26	1.28%
10.	Stanley Black & Decker, Inc., 2.300%, due 3/15/30	1.19%
	Total % of Net Assets	36.69%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2025
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Stock Fund
Shareholder Report [Line Items]
Fund Name	ARCHER STOCK FUND
Class Name	Archer Stock Fund
Trading Symbol	ARSKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Stock Fund - ARSKX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Stock Fund	$124	1.20%

*Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Stock Fund returned 7.30%, lagging the S&P 500 Index (15.88%) but comparable to the S&P 400 Mid Cap Index (6.84%). Equity markets were driven by a narrow group of mega-cap technology stocks, which limited relative performance for diversified portfolios. Holdings in semiconductor, financial, and industrial companies contributed positively, while exposure to certain defensive and value-oriented sectors weighed on results. The Fund’s disciplined valuation focus and balanced exposure across sectors helped reduce volatility relative to the broader market. Long-term performance remains competitive versus peers, reflecting consistent bottom-up stock selection.

Overall Market and Outlook

The 2025 fiscal year was marked by resilient equity markets, moderating inflation, and cautious optimism around potential policy easing. Large-cap technology leadership continued to dominate returns, though breadth began to improve mid-year as valuations normalized. Fixed-income markets stabilized, and income opportunities remained attractive. Across the Archer Fund lineup, management continues to emphasize fundamental research, disciplined risk control, and long-term perspective as the foundation for sustainable results.

Past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Stock Fund	7.30%	11.13%	10.21%	$26,443
S&P 500 Index	15.88%	14.75%	14.60%	$39,068
S&P 400 Midcap Index	6.84%	12.73%	10.38%	$26,861

Net Assets	$ 25,134,916
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 77,636
Investment Company, Portfolio Turnover	29.91%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$25,134,916	43	29.91%	$77,636

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	4.23%
2.	Broadcom, Inc.	4.08%
3.	JPMorgan Chase & Co.	4.02%
4.	Alphabet, Inc. Class A	3.93%
5.	Meta Platforms, Inc. Class A	3.84%
6.	Amazon.com, Inc.	3.66%
7.	Microsoft Corp.	3.49%
8.	Boeing Co.	3.40%
9.	Apple, Inc.	3.24%
10.	Dollar General Corp.	3.00%
	Total % of Net Assets	36.89%

Material Fund Change [Text Block]	Effective May 1, 2025, the expense cap was reduced from 1.23% to 1.15% of the Stock Fund’s average net assets until December 31, 2026.
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	ARCHER DIVIDEND GROWTH FUND
Class Name	Archer Dividend Growth Fund
Trading Symbol	ARDGX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Dividend Growth Fund - ARDGX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Dividend Growth Fund	$102	0.98%

*Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Dividend Growth Fund rose 8.57% during the period, modestly underperforming the Dow Jones U.S. Large-Cap Value Total Stock Market Index (10.86%) but ahead of the Morningstar Dividend Yield Focus Index (7.20%). Dividend-paying stocks faced mixed sentiment over the year as investors rotated between growth and income strategies. Financials, healthcare, and technology holdings were key contributors, while select energy and consumer staples lagged. The Fund maintained its emphasis on companies with sustainable cash flows and growing dividends, prioritizing quality and balance-sheet strength over yield alone.

Overall Market and Outlook

The 2025 fiscal year was marked by resilient equity markets, moderating inflation, and cautious optimism around potential policy easing. Large-cap technology leadership continued to dominate returns, though breadth began to improve mid-year as valuations normalized. Fixed-income markets stabilized, and income opportunities remained attractive. Across the Archer Fund lineup, management continues to emphasize fundamental research, disciplined risk control, and long-term perspective as the foundation for sustainable results.

Past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*	Ending Value
Archer Dividend Growth Fund	8.57%	11.35%	6.96%	$18,317
Dow Jones US Large-Cap Value Total Stock Market Index	10.86%	12.60%	10.14%	$23,814
Morningstar Dividend Yield Focus Index	7.20%	10.52%	6.09%	$17,019

Net Assets	$ 27,383,638
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 23,707
Investment Company, Portfolio Turnover	13.85%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$27,383,638	43	13.85%	$23,707

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	6.60%
2.	AbbVie, Inc.	3.53%
3.	JPMorgan Chase & Co.	3.47%
4.	Broadcom, Inc.	3.26%
5.	Regions Financial Corp.	3.16%
6.	Gilead Sciences, Inc.	2.91%
7.	Manulife Financial Corp. (Canada)	2.89%
8.	Kinder Morgan, Inc.	2.80%
9.	Pfizer, Inc.	2.73%
10.	International Business Machines Corp.	2.67%
	Total % of Net Assets	34.02%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2025
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Focus Fund
Shareholder Report [Line Items]
Fund Name	ARCHER FOCUS FUND
Class Name	Archer Focus Fund
Trading Symbol	AFOCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Focus Fund - AFOCX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Email	www.thearcherfunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Focus Fund	$97	0.98%

*Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Focus Fund declined 1.67%, compared with gains of 11.45% for the Dow Jones Industrial Average and 15.88% for the S&P 500 Index. The Fund’s concentrated portfolio amplified both positive and negative security selection effects. Strong results from select industrial and financial holdings were offset by weakness in healthcare and energy positions. The Fund maintained its high-conviction, bottom-up approach, emphasizing companies with durable earnings power and long-term growth potential. While short-term relative performance lagged, management believes the Fund’s focused strategy positions it well for long-term value creation.

Overall Market and Outlook

The 2025 fiscal year was marked by resilient equity markets, moderating inflation, and cautious optimism around potential policy easing. Large-cap technology leadership continued to dominate returns, though breadth began to improve mid-year as valuations normalized. Fixed-income markets stabilized, and income opportunities remained attractive. Across the Archer Fund lineup, management continues to emphasize fundamental research, disciplined risk control, and long-term perspective as the foundation for sustainable results.

Past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Year	Since Inception*	Ending Value
Archer Focus Fund	-1.67%	9.00%	8.63%	$15,992
Dow Jones Industrial Average Index	11.45%	12.05%	10.85%	$17,931
S&P 500 Index	15.88%	14.75%	14.82%	$21,893

Net Assets	$ 10,826,593
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ (12,753)
Investment Company, Portfolio Turnover	111.01%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISOR REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$10,826,593	41	111.01%	$(12,753)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	3.58%
2.	Meta Platforms, Inc. Class A	3.38%
3.	EMCOR Group, Inc.	2.95%
4.	BlackRock, Inc.	2.88%
5.	Fastenal Co.	2.81%
6.	RPM International, Inc.	2.71%
7.	Williams-Sonoma, Inc.	2.70%
8.	Packaging Corp of America	2.69%
9.	Raymond James Financial, Inc.	2.65%
10.	Devon Energy Corp.	2.61%
	Total % of Net Assets	28.96%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2025
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Multi Cap Fund
Shareholder Report [Line Items]
Fund Name	ARCHER MULTI CAP FUND
Class Name	Archer Multi Cap Fund
Trading Symbol	ALSMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Multi Cap Fund – ALSMX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Multi Cap Fund	$100	0.95%

*Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Multi Cap Fund advanced 10.25%, trailing the S&P 500 Index (15.88%) but outperforming the S&P 400 Mid Cap Index (6.84%) and S&P 600 Small Cap Index (3.46%). The Fund benefited from allocations to large-cap technology and communication services stocks, which offset weakness among smaller, more cyclically sensitive names. The Fund’s flexible multi-cap approach allowed it to capture opportunities across size segments while maintaining diversification. Stock selection and risk management remained central to performance as the portfolio navigated shifting leadership across growth and value styles.

Overall Market and Outlook

The 2025 fiscal year was marked by resilient equity markets, moderating inflation, and cautious optimism around potential policy easing. Large-cap technology leadership continued to dominate returns, though breadth began to improve mid-year as valuations normalized. Fixed-income markets stabilized, and income opportunities remained attractive. Across the Archer Fund lineup, management continues to emphasize fundamental research, disciplined risk control, and long-term perspective as the foundation for sustainable results.

Past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Year	Since Inception*	Ending Value
Archer Multi Cap Fund	10.25%	11.19%	10.48%	$17,599
S&P 500 Index	15.88%	14.75%	14.82%	$21,893
S&P 600 Small Cap Index	3.46%	11.57%	7.94%	$15,418
S&P 400 Mid Cap Index	6.84%	12.73%	10.05%	$17,213
Synthetic Blend 33-33-33	8.68%	13.86%	11.14%	$18,198

Net Assets	$ 12,028,243
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ (20,466)
Investment Company, Portfolio Turnover	48.17%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISOR REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$12,028,243	76	48.17%	$(20,466)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Alphabet Inc.	3.65%
2.	Interdigital, Inc.	2.52%
3.	Mr. Cooper Group, Inc.	2.43%
4.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	2.33%
5.	Meta Platforms, Inc. Class A	2.30%
6.	Interactive Brokers Group, Inc. Class A	1.97%
7.	Netflix, Inc.	1.93%
8.	Federal Signal Corp.	1.88%
9.	JPMorgan Chase & Co.	1.77%
10.	RB Global, Inc.	1.75%
	Total % of Net Assets	22.53%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2025
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com